ACCOUNTING CHANGES (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017 item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Jan. 01, 2018 USD ($)	Jan. 01, 2017 USD ($)
ACCOUNTING CHANGES
Operating lease commitments			$ 6,600
Sales-type lease revenue recognized based on use of residual value guarantee insurance			452
Impact to cash flows			4,146	$ 140	$ (790)
Investments and sundry assets			4,919	4,585
Prepaid expenses and other current assets			3,942	4,564
Deferred tax assets			4,862	5,224
Retained earnings			153,126	152,759
Continuing operations provision for (benefit from) income taxes			5,642	449	2,581
Income from continuing operations			5,758	11,881	13,364
Net income			$ 5,753	$ 11,872	$ 13,190
Earnings per share, basic (in dollars per share) | $ / shares			$ 6.17	$ 12.43	$ 13.48
Earnings per share, diluted (in dollars per share) | $ / shares			$ 6.14	$ 12.38	$ 13.42
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Adjustments for adoption of guidance
ACCOUNTING CHANGES
Net contract assets						$ 557
Capitalized in-scope sales commission costs						737
Deferred tax assets						(184)
Retained earnings						524
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Expected
ACCOUNTING CHANGES
Impact to cash flows		$ 0
Accounting Standards Update 2014-09, Revenue from Contracts with Customers | Software licenses | Recognized over time | Adjustments for adoption of guidance
ACCOUNTING CHANGES
Deferred income						$ 29
Accounting Standards Update 2016-16, Intra-Entity Transfers of Assets Other Than Inventory | Early adoption
ACCOUNTING CHANGES
Investments and sundry assets							$ (95)
Prepaid expenses and other current assets							(47)
Deferred tax assets							244
Retained earnings							$ 102
Number of transactions within scope of new guidance | item	1
Continuing operations provision for (benefit from) income taxes			$ (582)
Income from continuing operations			582
Net income			$ 582
Earnings per share, basic (in dollars per share) | $ / shares			$ 0.62
Earnings per share, diluted (in dollars per share) | $ / shares			$ 0.62